Stock-Based Compensation - Equity Incentive Plans (Details) - Amended 2012 Equity Incentive Plan - shares	1 Months Ended
	May 31, 2014	Sep. 30, 2016	May 24, 2016	Dec. 31, 2015	Dec. 31, 2012
Equity Incentive Plans
Shares authorized for issuance	7,243,329	7,243,330			4,392,000
Additional shares authorized for issuance	2,851,329
Shares available for future issuance		0	776,839	762,421